Share-based compensation - Restricted share unit plan (Details)	12 Months Ended
	Dec. 31, 2023 yr shares installment	Dec. 31, 2022 shares yr
share-based compensation
Number of vesting installments | installment	3
Expected lives (years) | yr		6.5
Performance Share Units
share-based compensation
Expected lives (years) | yr	3
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	688,752	387,025
Restricted Stock Units
share-based compensation
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,926,994	1,218,796
Common Share | Restricted Stock Units
share-based compensation
120000000	1
Common Share | Phantom restricted share units
share-based compensation
120000000	1